ESTIMATION OF FAIR VALUE - Valuation of equity instruments Level 3 (Details) - Equity investments - Level 3 of fair value hierarchy $ in Millions	12 Months Ended
Dec. 31, 2020 COP ($) item
Comparable multiples / Recent transaction price - EBITDA Number of times
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation by number of times | item	1
Decrease in variation by number of times | item	1
Comparable multiples / Recent transaction price - EBITDA Number of times | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 797,864
Comparable multiples / Recent transaction price - EBITDA Number of times | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (797,863)
Adjusted Net Asset Value -Non-current financial assets
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	1.00%
Decrease in variation (as a percent)	1.00%
Adjusted Net Asset Value -Non-current financial assets | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 143
Adjusted Net Asset Value -Non-current financial assets | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (319)
Option one | More than 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	1.00%
Decrease in variation (as a percent)	1.00%
Option one | More than 10 years | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 11,031
Option one | More than 10 years | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (7,957)
Option two | More than 5 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	1.00%
Decrease in variation (as a percent)	1.00%
Option two | More than 5 years | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 17,660
Option two | More than 5 years | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (13,427)
Option three
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	30.00%
Decrease in variation (as a percent)	30.00%
Option three | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 23,893
Option three | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 20,722
Option one, income
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	1.00%
Decrease in variation (as a percent)	1.00%
Option one, income | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 77,106
Option one, income | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (27,526)
Adjusted discounted cash flow - Discount interest rates
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	50.00%
Decrease in variation (as a percent)	50.00%
Adjusted discounted cash flow - Discount interest rates | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 71,266
Adjusted discounted cash flow - Discount interest rates | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (21,190)